Other (Income) Expense, Net - Schedule of Other Expense (Income) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense		$ 8	$ 196	$ 36	$ 654	$ 895	$ 1,144	$ 1,151
Interest income		(41)	(3)	(64)	(8)	(33)	(27)	(252)
Imputed interest expense on 2025 bridge loans		0	112	0	137	154	0	0
Gain on extinguishment of the CFF 2021 award						(1,236)	0	0
Gain on extinguishment of accrued interest		0	0	(56)	0
Change in fair value of warrant liabilities		62	0	62	0	0	(376)	(1,593)
Change in fair value of derivative liabilities						(95)	0	50
Gain on sale of fixed assets						(1)	(38)	(288)
Gain on debt conversion						(154)	0	0
Loss on debt extinguishment						0	25	436
Loss on issuance of common stock	$ 200					0	0	231
Other expense						27	(53)	31
Other expense		23	4	32	13
Total other expense (income), net		$ 52	$ 309	$ 10	$ 796	$ (443)	$ 675	$ (234)